(ICON)
Prudential
High Yield
Fund, Inc.

ANNUAL
REPORT
Dec. 31, 1997
(LOGO)

Prudential High Yield Fund, Inc.

Performance At A Glance.
High yield corporate bonds delivered strong returns in 1997, despite initial concern about rising U.S. interest rates and an Asian economic crisis that shook global financial markets in the autumn.
Your Prudential High Yield Fund
provided competitive, double-digit returns because our considerable holdings of media, cable television and telecommunications bonds rallied.

Cumulative Total Returns1
As of 12/31/97

                                     One
Five         Ten           Since
                                    Year
Years       Years        Inception2
                Class A              12.81%
71.96%        N/A          143.28%
                Class B              12.07
66.80        156.58%       537.37
                Class C              12.07
N/A          N/A           46.27
                Class Z              12.96
N/A          N/A           22.87
Lipper High Current Yield Avg3       12.98
71.51        177.36          ***

Average Annual Total Returns1
As of 12/31/97

                                     One
Five         Ten           Since
                                    Year
Years       Years        Inception2
                Class A               8.30%
10.55%        N/A           11.27%
                Class B               7.07
10.64         9.88%         10.38
                Class C              11.07
N/A          N/A           11.77
                Class Z              12.96
N/A          N/A           11.88

Dividends
& Yields
As of 12/31/97

                                 Total
Distributions              30-Day
                                   Paid for 12
Mos.              SEC Yield
                Class A              $0.77
8.42%
                Class B              $0.72
8.16
                Class C              $0.72
8.17
                Class Z              $0.78
8.93

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into
account applicable sales charges. The
Fund charges a maximum front-end sales load of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of
5%, 4%, 3%, 2%, 1% and 1% for six years. Class
C shares have a 1% CDSC for one
year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class
Z shares are not subject to a
sales charge or a distribution fee.

2 Inception dates: Class A, 1/22/90; Class B,
3/29/79; Class C, 8 /1/94; and
Class Z, 3/1/96. x#x3 These are the cumulative returns for all funds in each share class of the Lipper Current High Yield
Fund category.

*** Lipper Since Inception returns are: Class
A, 155.05%; Class B, 625.60%;
Class C, 47.40%; and Class Z, 24.36% for all funds in each Lipper share class.

              How Investments Compared.
                   (As of 12/31/97)
                       (GRAPH)
  U.S.        General      General        U.S.
Growth         Bond       Muni Debt
Taxable
Funds         Funds         Funds       Money
Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the
reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Lars M. Berkman, Fund Manager
(PHOTO)
Portfolio
Manager's Report

The Fund invests primarily in corporate bonds rated BBB or lower by independent rating agencies. These bonds are below investment grade and are commonly known as junk bonds. As a result, these bonds are subject to greater risk of default than investment grade bonds. The Fund is well diversified within the junk bond market. Our research staff looks for bonds with attractive yields and improving credit quality. There can be no assurance that the Fund will achieve its investment objective.

A Very Good Year.
High yield corporate bonds posted double-digit returns that outshone all other sectors of the U.S. debt market for the second consecutive year. Junk bonds gained as a flood of cash chased their hefty yields and surprisingly robust economic growth helped bolster corporate profits.

Strategy Session.

Economy On A Roll.
A robust U.S. economy expanded in 1997 at its fastest pace in nine years, powered by increased consumer spending, falling interest rates, low inflation and rising productivity. As a result, high yield bonds thrived because many companies that issued junk bonds enjoyed higher earnings and cash flows.
Investors, however, worried that vigorous economic growth would drive up inflation so they expected the Federal Reserve to increase the federal funds rate (what banks charge each other for overnight loans) to cool off the economy and check any potential inflationary pressures. In March, U.S. central bankers voted to raise the key short-term rate by a quarter percentage point to 5.50%.

Despite this interest rate increase, the U.S.
economy remained strong and the
unemployment rate continued to fall, dropping below 5% to its lowest level since the 1970s. Inflation, however, was unexpectedly subdued, allowing prices for some finished goods to decline. The
Federal Reserve focused on the low
inflation rather than the brisk economic growth, so it left monetary policy unchanged for the rest of the year. An Asian economic crisis that emerged last fall also influenced U.S. central bankers who feared another federal funds rate increase would attract more cash to the U.S. from Asia's embattled markets.

Asian economic problems had been brewing for some time when the crisis erupted in October, prompting a sell-off in global stocks, emerging market bonds, and to a lesser extent, U.S. corporate debt securities. Our emphasis on high yield bonds of better quality, larger companies helped your Fund perform better than the average comparable fund during this period of heightened market uncertainty, even though some of our Asian corporate bonds declined in value.

      Portfolio Composition.
Sectors expressed as a percentage of
  total net assets as of 12/31/97.
            (PIE CHART)

What Went Well.

More Here, Less There.
Heavy investment in bonds of the media,
telecommunications, and cable
television industries as well as reduced exposure to the supermarket sector enhanced your Fund's performance.

Our media holdings, (7.8% of total investments as of December 31, 1997), benefited from a wave of consolidations sparked by the federal
Telecommunications Act of 1996, which allowed companies to own more than one radio or TV station in a market. Cable and telecommunications bonds
(as of December 31, 1997, 8.5% and 15.5% of
the Fund's total investments
respectively) appreciated as several
investment grade companies either made
acquisitions, equity investments or formed joint ventures within the industries. For example, software giant
Microsoft announced plans to invest
$1 billion in Comcast to hasten development of a two-way, broadband fiber-optic network, and Worldcom acquired Brooks Fiber.

Meanwhile, your Fund avoided bonds of
supermarket companies such as Brunos,
Grand Union, and Pathmark. These bonds
declined because of increased
competition and operating and financial
distress in the industry. We held
only 0.9% as of December 31, 1997 of total investments in the industry.

And Not So Well.

Unpleasant Surprises.
We were surprised when highly regarded Asian countries such as South Korea,
Indonesia, and Thailand experienced a dramatic reversal of fortune and lost their investment grade ratings. The ensuing financial markets sell-off hurt corporate bonds with direct or indirect exposure to Asian economies. For example, we owned bonds of Indah Kiat, Indonesia's largest producer of pulp that is used to make paper, which comprised less than 1% of your Fund's total investments as of December 31, 1997. The bonds declined amid general concern about Indonesia's financial crisis.

Separately, the Fund owned bonds of wireless cable companies, which stood to benefit from the technology's cheaper transmission costs. But increasing consumer demand for services such as pay-per-view television and Internet access raised doubts about the viability of wireless cable. Furthermore, wireless cable bond prices fell amid disappointment that there was no series of mergers between local telephone companies and wireless cable firms.
Although the industry's future remains
uncertain, we sold our entire wireless
cable position early in the year.

Five Largest Issuers.
2.4%       Rogers Cablesystems, Ltd.
2.0%       AES Corp.
2.0%       Rogers Cantel
1.9%       Cablevision Systems
1.8%       Outdoor Systems

Expressed as a percentage of total net assets as of 12/31/97.

Looking Ahead.
We expect U.S. economic growth to slow
moderately this year as the nation's
exports to Asian countries decline and imports
from that region increase.
Indeed the Federal Reserve will likely leave
monetary policy unchanged until
the full impact of the Asian economic crisis
on the U.S. economy becomes
evident. At any rate, reduced consumer demand
around the world coupled with
lower commodity prices will likely quell U.S.
inflationary pressures. This
combination of slow positive growth and stable
short-term interest rates could
prove favorable for bonds. Still, more
attention will be paid to selection of
securities since downward revisions to
profit/growth forecasts will heighten
market volatility. While the U.S. economic
expansion rests on a solid
foundation, we will closely monitor
developments in 1998 and revise our
outlook if necessary.
----------------------------------------------
---------------------------------
                               1

President's Letter
February 2, 1998
(PHOTO)
                          Investing Smart.
Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way Americans invest and accumulate wealth, save for college or build a nest egg for retirement.
While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential Financial
Professional to update your investment
strategy and retirement plan. A
wise investor does so periodically. You could find the tax law opening doors that may benefit you now or over the long term, such as --

-  Revised Capital Gains Tax Rates &
Exclusions. Long-term rates are down.
Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home
(perhaps up to $500,000 more).

- New Roth IRAs. The Roth IRA features tax-free distributions and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

-  New Education IRAs. Similar to a
traditional IRA, but specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

-  Expanded IRAs. Rules governing traditional
IRAs have been extensively
revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you! That's why I recommend you call your Prudential Financial Professional and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
----------------------------------------------
---------------------------------
                               2

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997                         INC.
----------------------------------------------
---------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date
(000)            (Note 1)
----------------------------------------------
----------------------------------------------
----------------------------------
LONG-TERM INVESTMENTS--97.0%
BONDS--92.9%
----------------------------------------------
----------------------------------------------
----------------------------------
Aerospace--0.9%
K & F Industries, Inc.
B3                9.25%     10/15/07    $
6,300        $    6,457,500
Sequa Corp., Sr. Sub. Notes
B3                9.375     12/15/03
34,450            35,828,000

--------------

42,285,500
----------------------------------------------
----------------------------------------------
----------------------------------
Automotive Parts--3.1%
Foamex JPS Automotive LLC, Sr. Notes
B2               11.125      6/15/01
21,700 (d)        24,195,500
Hayes Wheels Int'l., Inc.,
   Sr. Sub. Notes
B3               11.00       7/15/06
32,000            35,680,000
   Sr. Sub. Notes
B3                9.125      7/15/07
17,500            18,090,625
Standyne Automotive Corp., Sr. Sub. Notes
Caa1             10.25      12/15/07
14,400            14,400,000
Trident Automotive Plc., Sr. Sub. Notes
B2               10.00      12/15/05
15,000            15,375,000
Venture Holdings, Sr. Notes
B2                9.50       7/01/05
21,500            21,822,500
Walbro Corp., Sr. Notes
B2               10.125     12/15/07
9,000             9,225,000

--------------

138,788,625
----------------------------------------------
----------------------------------------------
----------------------------------
Broadcasting & Other Media--7.8%
American Lawyer Media, Inc.,
   Sr. Disc. Notes, Zero Coupon (until
12/15/02)           B3               12.25
12/15/08       7,850             4,435,250
   Sr. Sub. Notes
B1                9.75      12/15/07
10,400            10,556,000
Capstar Radio Broadcasting,
   Sr. Disc. Notes, Zero Coupon (until 2/1/02)
NR               12.75       2/01/09
15,200            10,792,000
   Sr. Sub. Notes
NR                9.25       7/01/07
16,500            16,582,500
Fox/Liberty Networks LLC.,
   Sr. Disc. Notes, Zero Coupon (until 8/1/02)
B1                9.75       8/15/07
24,250            15,520,000
   Sr. Notes
B1                8.875      8/15/07
15,000            14,962,500
Globo Comunicacoes, Sr. Notes (Brazil)
B+(a)            10.50      12/20/06
23,900            23,003,750
Grupo Televisa S. A., Sr. Notes (Mexico)
Ba3              11.375      5/15/03
15,500            16,817,500
Hollinger Int'l. Publish., Inc., Sr. Notes
Ba3               8.625      3/15/05
10,000            10,350,000
Lamar Advertising Co.,
   Sr. Sub. Notes
B1                9.625     12/01/06
13,500            14,512,500
   Sr. Sub. Notes
B1                8.625      9/15/07
7,500             7,678,125
Outdoor Systems, Inc.,
   Sr. Sub. Notes
B1                9.375     10/15/06
29,000            30,812,500
   Sr. Sub. Notes
B1                8.875      6/15/07
49,000            51,205,000
Production Resource LLC., Sr. Sub. Notes
Caa2             11.50       1/15/08
15,000            15,037,500
SFX Broadcasting, Inc., Sr. Sub. Notes
B3               10.75       5/15/06
32,820            36,019,950
Sun Media Corp., Sr. Sub. Notes (Canada)
B3                9.50       5/15/07
14,650            15,748,750

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997                         INC.
----------------------------------------------
---------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date
(000)            (Note 1)
----------------------------------------------
----------------------------------------------
----------------------------------
Broadcasting & Other Media (cont'd.)
Telemundo Group, Inc., Sr. Disc. Notes
B1                7.00%      2/15/06    $
10,000        $   10,500,000
TV Azteca S.A. De CV, Gtd. Sr. Notes (Mexico)
Ba3              10.50       2/15/07
22,000            22,660,000
Young Broadcasting, Inc.,
   Sr. Sub. Notes
B2               10.125      2/15/05
13,300            13,965,000
   Sr. Sub. Notes
B2                8.75       6/15/07
6,000             5,910,000

--------------

347,068,825
----------------------------------------------
----------------------------------------------
----------------------------------
Building & Related Industries--5.8%
American Builders, Sr. Sub. Notes
B3               10.625      5/15/07
11,000            11,412,500
D.R. Horton, Inc., Sr. Notes
Ba2               8.375      6/15/04
14,000            14,140,000
Falcon Building Prod., Inc.,
   Sr. Sub. Disc. Notes, Zero Coupon (until
6/15/02)       B3               10.50
6/15/07      24,100            15,906,000
   Sr. Sub. Notes
B3                9.50       6/15/07
20,150            20,603,375
Falcon Holdings Corp. L.P., Sr. Sub. Notes,
PIK            NR               11.00
9/15/03      31,872            34,341,655
Greystone Homes Corp., Sr. Notes
Ba3              10.75       3/01/04
17,350            18,954,875
Kaufman & Broad Home Corp., Sr. Sub. Notes
Ba3               9.625     11/15/06
30,000            31,800,000
Kevco, Inc., Sr. Sub. Notes
B3               10.375     12/01/07
12,000            12,255,000
Koppers Industries, Inc., Sr. Sub. Notes
B2                9.875     12/01/07
8,550             8,806,500
Nortek, Inc.,
   Sr. Notes
Ba3               9.25       3/15/07
26,000            26,520,000
   Sr. Notes
B1                9.125      9/01/07
32,500            32,987,500
NVR, Inc., Sr. Notes
B2               11.00       4/15/03
15,600            16,926,000
U.S. Home Corp., Sr. Sub. Notes
B1                8.88       8/15/07
15,000            15,187,500

--------------

259,840,905
----------------------------------------------
----------------------------------------------
----------------------------------
Cable--8.5%
Adelphia Communications Corp., Sr. Notes
B3               10.50       7/15/04
10,000            10,712,500
Cablevision Systems Corp., Sr. Sub. Notes
B2                9.25      11/01/05
19,835            21,025,100
Comcast UK Cable Corp., Sr. Disc. Deb.,
   Zero Coupon (until 11/15/00)
B2               11.20      11/15/07
19,900            16,168,750
Diamond Cable Co., Sr. Disc. Notes, Zero
Coupon
   (until 3/31/04) (United Kingdom)
B3               13.25       9/30/04
30,860            27,774,000
Echostar Communications Corp., Sr. Disc.
Notes,
   Zero Coupon (until 6/1/99)
B2               12.875      6/01/04
32,210            29,472,150
Echostar Satellite, Sr. Disc. Notes, Zero
Coupon
   (until 3/15/00)
B3               13.125      3/15/04
10,000             8,300,000
International Cabletel, Inc., Sr. Disc. Notes,
   Zero Coupon (until 4/15/00)
B3               12.75       4/15/05
25,950            21,798,000
Kablemedia Holdings, Sr. Disc. Notes, Zero
Coupon
   (until 8/1/01) (Germany)
B3               13.625      8/01/06
12,000             8,760,000
Lenfest Communications, Inc., Sr. Notes
Ba3               8.375     11/01/05
20,050            20,601,375

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997                         INC.
----------------------------------------------
---------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date
(000)            (Note 1)
----------------------------------------------
----------------------------------------------
----------------------------------
Cable (cont'd.)
Rogers Cablesystems, Inc., (Canada)
   Sr. Sec'd. Notes
Ba3              10.00%      3/15/05    $
61,075        $   67,182,500
   Sr. Sec'd. Deb.
Ba3              10.00      12/01/07
12,000            13,140,000
   Sr. Sec'd. Deb.
Ba3              10.125      9/01/12
24,575            26,786,750
Rogers Cantel, Inc., (Canada)
   Deb.
Ba3               9.375      6/01/08
44,500            46,947,500
   Sr. Sub. Notes
NR                8.80      10/01/07
42,350            42,138,250
Star Choice Communications, Inc. (Canada)
NR               13.00      12/15/05
5,250 (d)         5,407,500
Telewest Plc., Sr. Disc. Deb., Zero Coupon
(until
   10/1/00)
   (United Kingdom)
B1               11.00      10/01/07
20,500            15,938,750

--------------

382,153,125
----------------------------------------------
----------------------------------------------
----------------------------------
Casinos--6.2%
Boyd Gaming Corp., Sr. Sub. Notes
B1                9.50       7/15/07
32,375            33,993,750
Empress River Casino Finance Corp., Sr. Notes
Ba3              10.75       4/01/02
16,000            17,280,000
Fitzgeralds Gaming Corp., Sr. Sec. Notes,
B3               12.25      12/15/04
14,000            14,105,000
Grand Casino, Inc.,
   First Mtge. Notes
Ba3              10.125     12/01/03
41,100            44,388,000
   Sr. Notes
B2                9.00      10/15/04
16,250            16,331,250
Horseshoe Gaming LLC.,
   Sr. Notes
NR               12.75       9/30/00
17,270            19,169,700
   Sr. Sub. Notes
B3                9.375      6/15/07
27,100            28,522,750
Majestic Star Casino LLC., Sr. Notes
B2               12.75       5/15/03
6,000             6,442,500
Trump Atlantic City Assocs., First Mtge. Notes
B1               11.25       5/01/06
65,250            64,371,875
Venetian Casino Resort LLC., First Mtge. Notes
B3               12.25      11/15/04
34,000            34,085,000

--------------

278,689,825
----------------------------------------------
----------------------------------------------
----------------------------------
Chemicals--2.7%
Huntsman Corp., Sr. Sub. Notes
B2                9.50       7/01/07
30,000            31,500,000
ISP Holdings, Inc., Sr. Notes
Ba3               9.75       2/15/02
29,081            30,680,455
Pharmaceutical Fine Chemicals, Sr. Sub. Notes
   (Luxembourg)
B3                9.75      11/15/07
10,000            10,150,000
Sterling Chemical Holdings, Inc.,
   Sr. Disc. Notes, Zero Coupon (until
8/15/01)            Caa              13.50
8/15/08      21,000            12,600,000
   Sr. Sub. Notes
B3               11.75       8/15/06
10,000            10,200,000
Terra Industries, Inc., Sr. Notes
Ba3              10.50       6/15/05
24,100            25,847,250

--------------

120,977,705
----------------------------------------------
----------------------------------------------
----------------------------------
Computer Services--0.5%
Viasystems, Inc., Sr. Sub. Notes
B3                9.75       6/01/07
20,000            20,650,000

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997                         INC.
----------------------------------------------
---------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date
(000)            (Note 1)
----------------------------------------------
----------------------------------------------
----------------------------------
Consumer Products--2.4%
Consumers Int'l., Inc., Sr. Sec'd. Notes
Ba3              10.25%      4/01/05    $
16,600        $   18,094,000
Desa Int'l., Inc., Sr. Sub. Notes
B3                9.875     12/15/07
11,500            11,816,250
Doskocil, Sr. Sub. Notes
B3               10.125      9/15/07
8,000             8,280,000
Holmes Products Corp., Gtd Notes
B3                9.875     11/15/07
9,825             9,984,656
Imperial Holly Corp., Sr. Sub. Notes
B2                9.75      12/15/07
18,500            18,615,625
Lifestyle Furnishings, Inc., Sr. Sub. Notes
B1               10.875      8/01/06
27,500            30,525,000
Sealy Mattress Co.,
   Sr. Sub. Disc. Notes, Zero Coupon (until
12/1/02)       B3               10.875
12/15/07      10,000             6,050,000
   Sr. Sub. Notes
B3                9.875     12/15/07
4,750             4,862,813

--------------

108,228,344
----------------------------------------------
----------------------------------------------
----------------------------------
Drugs & Health Care--7.5%
Alaris Med. Systems, Inc., Sr. Sub. Notes
NR                9.75      12/01/06
24,475            25,759,937
Alliance Imaging, Inc., Sr. Sub. Notes
B3                9.625     12/15/05
12,000            12,135,000
Dade International, Inc., Sr. Sub. Notes
B3               11.125      5/01/06
26,850            29,870,625
Fresenius Med Care Capital Trust, Gtd. Notes
NR                9.00      12/01/06
55,290            57,778,050
Integrated Health Services, Inc.,
   Sr. Sub. Notes
NR               10.25       4/30/06
37,500            39,375,000
   Sr. Sub. Notes
B2                9.50       9/15/07
19,000            19,570,000
   Sr. Sub. Notes
B2                9.25       1/15/08
10,000            10,200,000
Paragon Health Network, Inc.,
   Sr. Sub. Disc. Notes, Zero Coupon (until
11/1/02)       B3               10.50
11/01/07      25,900            16,058,000
   Sr. Sub. Notes
B3                9.50      11/01/07
10,000            10,025,000
Tenet Healthcare Corp.,
   Sr. Sub. Notes
Ba3              10.125      3/01/05
46,600            50,910,500
   Sr. Sub. Notes
Ba3               8.625      1/15/07
23,500            24,263,750
Vencor, Inc., Sr. Sub. Notes
B1                8.625      7/15/07
40,700            40,598,250

--------------

336,544,112
----------------------------------------------
----------------------------------------------
----------------------------------
Energy--6.4%
AES Corp.,
   Sr. Sub. Exch.
Ba1               8.375      8/15/07
28,675            28,603,312
   Sr. Sub. Notes
Ba1              10.25       7/15/06
35,000            37,800,000
   Sr. Sub. Notes
Ba1               8.50      11/01/07
25,000            25,031,250
Anker Coal Group, Inc., Sr. Notes
B3                9.75      10/01/07
13,600            13,532,000
Benton Oil & Gas Co., Sr. Notes
B2               11.625      5/01/03
11,300            12,458,250
Cliffs Drilling Co., Sr. Notes
B1               10.25       5/15/03
12,800            13,824,000
DI Industies, Inc., Sr. Notes
B1                8.875      7/01/07
9,750            10,091,250
Forcenergy, Inc., Sr. Sub. Notes
B2                9.50      11/01/06
10,000            10,500,000

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997                         INC.
----------------------------------------------
---------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date
(000)            (Note 1)
----------------------------------------------
----------------------------------------------
----------------------------------
Energy (cont'd.)
McDermott J. Ray, Sr. Sub. Notes
B1               9.375%      7/15/06    $
22,100        $   23,757,500
Parker Drilling Co., Sr. Notes (cost
$13,493,240;
   purchased 11/5/96)
B1               9.75       11/15/06
13,600 (b)        14,620,000
Plains Resources, Inc., Sr. Sub. Notes
B2              10.25        3/15/06
11,000            11,852,500
Pogo Producing Co., Sr. Sub. Notes
B1               8.75        5/15/07
15,600            15,990,000
Snyder Oil Corp., Sr. Sub. Notes
B2               8.75        6/15/07
16,300            16,401,875
Transamerican Energy Corp., Sr. Sec'd. Disc.
Notes,
   Zero Coupon (until 6/1/99)
B3              13.00        6/15/02
30,000            24,225,000
Vintage Petroleum, Inc.,
   Sr. Sub. Notes
B1               9.00       12/15/05
13,750            14,437,500
   Sr. Sub. Notes
B1               8.625       2/01/09
12,435            12,932,400

--------------

286,056,837
----------------------------------------------
----------------------------------------------
----------------------------------
Financial Services--1.8%
Americredit Corp., Sr. Notes
Ba2              9.25        2/01/04
19,100            19,100,000
Delta Financial Corp., Sr. Notes
B1               9.50        8/01/04
11,150            11,066,375
First Nationwide Holdings, Inc.,
   Sr. Notes
B3              12.50        4/15/03
26,750            30,361,250
   Sr. Sub. Notes
Ba3             10.625      10/01/03
16,000            17,880,000

--------------

78,407,625
----------------------------------------------
----------------------------------------------
----------------------------------
Food & Beverage--2.2%
Ameriserve Food Dist., Inc., Sr. Sub. Notes
NR               10.125      7/15/07
37,945            39,462,800
Curtice Burns Foods, Inc., Sr. Sub. Notes
B3               12.25       2/01/05
21,080            23,082,600
Fresh Del Monte Produce, N.V., Sr. Notes
Ba3              10.00       5/01/03
17,450            18,148,000
PSF Holdings, LLC., Sr. Sec'd. Notes (cost
   $11,408,403;
   purchased 5/20/94 and 5/8/97)
NR               11.00       9/17/03
11,050 (b)        11,879,277
Southern Foods Group L.P., Sr. Sub. Notes
B2                9.875      9/01/07
6,850             7,158,250

--------------

99,730,927
----------------------------------------------
----------------------------------------------
----------------------------------
Industrials--0.8%
Insilco Corp., Sr. Sub. Notes
B3               10.25       8/15/07
12,800            13,440,000
Trench Electric S.A., Gtd. Sr. Sub. Notes
   (Netherlands)
B3               10.25      12/15/07
20,000            20,350,000

--------------

33,790,000
----------------------------------------------
----------------------------------------------
----------------------------------
Leisure & Tourism--3.5%
Ballys Health & Tennis Corp., Sr. Sub. Notes
B3                9.875     10/15/07
11,500            11,672,500
Hedstrom Corp., Sr. Sub. Notes
B3               10.00       6/01/07
9,400             9,470,500
Hedstrom Holdings, Inc., Sr. Disc. Notes
   Zero Coupon (until 6/1/02)
Caa              12.00       6/01/09
3,400             2,040,000
HMC Acquisition Properties, Inc., Sr. Notes
Ba3               9.00      12/15/07
61,760            64,539,200

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997                         INC.
----------------------------------------------
---------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date
(000)            (Note 1)
----------------------------------------------
----------------------------------------------
----------------------------------
Leisure & Tourism (cont'd.)
HMH Properties, Inc., Sr. Notes
Ba3              8.875%      7/15/07    $
34,750        $   36,574,375
Hollywood Theaters, Inc., Sr. Sub. Notes
B3              10.625       8/01/07
8,000             8,520,000
Regal Cinemas, Inc., Sr. Sub. Notes
B1               8.50       10/01/07
10,500            10,605,000
Town Sports Int'l., Inc., Sr. Notes
B2               9.75       10/15/04
13,450            13,315,500

--------------

156,737,075
----------------------------------------------
----------------------------------------------
----------------------------------
Miscellaneous Services--1.5%
Coinstar, Inc., Sr. Sub. Disc. Notes, Zero
Coupon
   (until 10/1/99)
NR              13.00       10/01/06
9,300             7,347,000
Color Spot Nurseries, Sr. Sub. Notes
NR              10.50       12/15/07
12,000            12,120,000
Continental Global Group, Inc., Sr. Notes
B2              11.00        4/01/07
10,000            10,650,000
Kindercare Learning Center, Inc., Sr. Sub.
Notes           B3               9.50
2/15/09      22,375            22,263,125
United Stationer Supply Co., Sr. Sub. Notes
B3              12.75        5/01/05
12,000            13,650,000

--------------

66,030,125
----------------------------------------------
----------------------------------------------
----------------------------------
Paper & Forest Products--2.5%
AEP Industry, Inc., Sr. Sub. Notes
B2                9.875     11/15/07
8,300             8,528,250
Doman Inds., Ltd., Sr. Notes
B1                9.25      11/15/07
5,450             5,286,500
Gaylord Container Corp.,
   Sr. Notes
B3                9.75       6/15/07
7,000             6,755,000
   Sr. Sub. Disc. Notes
Caa              12.75       5/15/05
18,988            20,317,160
Indah Kiat Fin. Mauritius, Ltd., Gtd. Sr.
Notes
   (Indonesia)
Ba3              10.00       7/01/07
35,500            29,465,000
Pacific Lumber Co., Sr. Notes
B3               10.50       3/01/03
29,153            30,173,355
Pindo Deli Fin. Mauritius, Ltd., Gtd. Sr.
Notes
   (India)
Ba3              10.75      10/01/07
11,000             9,405,000

--------------

109,930,265
----------------------------------------------
----------------------------------------------
----------------------------------
Plastic Products--0.4%
Applied Extrusion Technology, Inc., Sr. Notes
B2               11.50       4/01/02
18,300            19,489,500
----------------------------------------------
----------------------------------------------
----------------------------------
Retail--2.9%
Big 5 Corp., Sr. Notes
B2               10.875     11/15/07
20,900            20,638,750
Brylane L.P., Sr. Sub. Notes
B1               10.00       9/01/03
5,000             5,306,250
Cole National Group, Inc.,
   Sr. Sub. Notes
B2                9.875     12/31/06
16,200            17,253,000
   Sr. Sub. Notes
B1                8.625      8/15/07
15,650            15,552,188
Duane Reade Holding Corp., Sr. Sub. Notes
Caa              15.00       9/15/04
5,000             4,175,000
French Fragrances, Inc., Sr. Notes
B2               10.375      5/15/07
15,030            15,781,500

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997                         INC.
----------------------------------------------
---------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date
(000)            (Note 1)
----------------------------------------------
----------------------------------------------
----------------------------------
Retail (cont'd.)
Leslies Poolmart, Inc., Sr. Notes
B2              10.375%      7/15/04    $
6,400        $    6,656,000
Specialty Retailers, Inc., Sr. Notes
Ba3              8.50        7/15/05
25,250            25,755,000
Syratech Corp., Sr. Notes
B1              11.00        4/15/07
18,065            16,800,450

--------------

127,918,138
----------------------------------------------
----------------------------------------------
----------------------------------
Steel & Metals--4.1%
AK Steel Corp., Sr. Notes
Ba2              9.125      12/15/06
21,200            21,677,000
Armco, Inc., Sr. Notes
B2               9.00        9/15/07
11,600            11,368,000
International Wire Group, Inc., Sr. Sub. Notes
B3              11.75        6/01/05
18,500            20,303,750
Kaiser Aluminum & Chemical Corp., Sr. Sub.
Notes           B2              12.75
2/01/03      32,180            34,231,475
Metallurg, Inc., Sr. Notes
B3              11.00       12/01/07
6,550             6,713,750
Sheffield Steel Corp., First Mtge.
Caa2            11.50       12/01/05
11,000            11,440,000
Silgan Holdings, Inc., Sr. Sub. Deb.
B1               9.00        6/01/09
13,000            13,292,500
WCI Steel, Inc., Sr. Sec'd. Notes
B2              10.00       12/01/04
34,000            34,765,000
Wheeling Pittsburgh Corp., Sr. Notes
B2               9.25       11/15/07
28,150            27,305,500

--------------

181,096,975
----------------------------------------------
----------------------------------------------
----------------------------------
Supermarkets--0.9%
Pantry, Inc., Sr. Sub. Notes
B3               10.25      10/15/07
22,250            22,806,250
Pueblo Xtra Int'l., Inc., Sr. Notes
B3                9.50       8/01/03
8,250             7,816,875
Southland Corp., Sr. Sub. Deb.
B1               12.00       6/15/09
10,000            10,000,000

--------------

40,623,125
----------------------------------------------
----------------------------------------------
----------------------------------
Technology--0.7%
Details Holdings Corp., Sr. Disc. Notes,
   Zero Coupon (until 11/15/02)
Caa1             12.50      11/15/07
11,200             6,552,000
Details, Inc., Sr. Sub. Notes
B3               10.00      11/15/05
11,375            11,687,813
DII Group, Inc., Sr. Sub. Notes
B1                8.50       9/15/07
11,500            11,298,750

--------------

29,538,563
----------------------------------------------
----------------------------------------------
----------------------------------
Telecommunications--15.5%
Barak ITC Int'l., Sr. Sub. Disc. Notes,
   Zero Coupon (until 11/1/02) (Israel)
B3               12.50      11/15/07
36,500            20,622,500
CCPR Services, Inc., Sr. Sub. Notes
B2               10.00       2/01/07
10,000             9,500,000
Cellnet Data Systems, Inc., Sr. Disc. Notes,
   Zero Coupon (until 10/1/02)
NR               14.00      10/01/07
44,455 (d)        19,782,475
Centennial Cellular Corp., Sr. Notes
B1               10.125      5/15/05
11,945            12,960,325
Communication Cellular, S.A., Sr. Def'd.
Bonds,
   Zero Coupon (until 11/15/00) (Columbia)
B3               13.125     11/15/03
34,750            26,323,125
Concentric Network Corp., Sr. Notes
NR               12.75      12/15/07
7,500 (d)         7,687,500
Crown Castle Int'l. Corp., Sr. Disc. Notes,
   Zero Coupon (until 11/1/02)
B3               10.625     11/15/07
11,450             7,156,250
Dialog Corp., Sr. Sub. Notes (United Kingdom)
B3               11.00      11/15/07
18,000            18,765,000

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997                         INC.
----------------------------------------------
---------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date
(000)            (Note 1)
----------------------------------------------
----------------------------------------------
----------------------------------
Telecommunications (cont'd.)
Geotek Communications, Inc., Sr. Conv. Notes
NR               12.00%      2/15/01    $
12,000        $    9,000,000
Grupo Iusacell S.A. de CV, Sr. Notes (Mexico)
B2               10.00       7/15/04
15,650            15,728,250
GST Equipment, Inc., Sr. Sec'd. Notes
NR               13.25       5/01/07
10,000            11,400,000
GST Telecommunications, Inc.,
   Conv. Sr. Disc. Notes, Zero Coupon (until
      12/15/00)
NR               13.875     12/15/05
2,262             2,171,520
   Sr. Sub. Notes
NR               12.75      11/15/07
13,875            14,499,375
GST USA, Inc., Sr. Disc. Notes, Zero Coupon
(until
   12/15/00)
NR               13.875     12/15/05
16,096            12,313,440
Highwaymaster Communications, Inc., Sr. Notes
Caa1             13.75       9/15/05
8,300             8,424,500
ICG Holdings, Inc., Sr. Disc. Notes, Zero
Coupon
   (until 9/15/00)
NR               13.50       9/15/05
15,000            12,187,500
Impsat Corp., Sr. Notes
B2               12.125      7/15/03
16,600            16,849,000
Intermedia Cap. Partners L.P., Sr. Notes
B2               11.25       8/01/06
30,250            33,426,250
Intermedia Communications of Florida,
   Sr. Disc. Notes, Zero Coupon (until 7/1/02)
B2               11.25       7/15/07
27,500            20,006,250
   Sr. Disc. Notes, Zero Coupon (until
5/15/01)            B2               12.50
5/15/06      22,500            17,887,500
   Sr. Notes
B2                8.50       1/15/08
12,500            12,500,000
International Wireless Communications, Inc.,
Sr.
   Disc. Notes
NR              Zero         8/15/01
12,000 (d)         6,000,000
Jacor Communications, Inc., Sr. Sub. Notes
B2                9.75      12/15/06
37,050            39,828,750
Jordan Telecommunication Products, Sr. Sub.
Notes          NR                9.875
8/01/07      10,000            10,225,000
McLeod, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 3/1/02)
B3               10.50       3/01/07
20,000            14,550,000
   Sr. Notes
B3                9.25       7/15/07
15,000            15,750,000
MGC Communications, Inc., Sr. Sec'd. Notes
NR               13.00      10/01/04
8,200 (d)         8,405,000
Millicom Int'l. Cellular, Sr. Disc. Notes,
   Zero Coupon (until 12/1/01) (Luxembourg)
B3               13.50       6/01/06
10,000             7,350,000
Netia Holdings B.V., (Poland)
   Gtd. Sr. Disc. Notes, Zero Coupon (until
11/1/01)       B3               11.25
11/01/07      15,250             8,692,500
   Gtd. Sr. Notes
B3               10.25      11/01/07
14,000            13,440,000
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 9/1/02)
B3               10.65       9/15/07
25,500            16,128,750
   Sr. Disc. Notes, Zero Coupon (until
10/31/02)           B3                9.75
10/31/07      75,000            46,031,250
Nextlink Communications, Inc., Sr. Notes
B3                9.625     10/01/07
11,600            11,977,000
Pagemart Nationwide, Inc., Sr. Disc. Notes,
   Zero Coupon (until 2/1/00)
NR               15.00       2/01/05
23,000            19,665,000
Price Communications Cellular Corp., Sr. Disc.
Notes       NR               13.50
8/01/07       8,000 (d)         5,120,000
Price Communications Wireless, Sr. Sub. Notes
   Zero Coupon (until 8/1/02)
NR               11.75       7/15/07
10,000            10,850,000
PriCellular Wireless Corp.,
   Sr. Disc. Notes,
B3               14.00      11/15/01
13,270            14,762,875
   Sr. Disc. Notes, Zero Coupon (until
10/1/98)            B3               12.25
10/01/03      15,850            16,048,125
Primus Telecommunications Group, Sr. Notes
B3               11.75       8/01/04
12,250            13,107,500
PTC Int'l. Fin. B.V., Sr. Sub. Disc. Notes,
   Zero Coupon (until 7/1/02)
B+(a)            10.75       7/01/07
23,900            15,296,000

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997                         INC.
----------------------------------------------
---------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date
(000)            (Note 1)
----------------------------------------------
----------------------------------------------
----------------------------------
Telecommunications (cont'd.)
Qwest Communications Int'l., Inc., Sr. Disc.
Notes,
   Zero Coupon (until 10/15/02)
B2                9.47%     10/15/07    $
26,400        $   18,018,000
RCN Corp., Sr. Disc. Notes, Zero Coupon (until
   10/15/02)
B3               11.125     10/15/07
35,350            22,182,125
Telesystem Int'l. Wireless, Inc., (Canada)
   Sr. Disc. Notes, Zero Coupon (until
11/1/02)            Caa1             10.50
11/01/07       7,920             4,395,600
   Sr. Disc. Notes, Zero Coupon (until
6/30/02)            Caa1             13.25
6/30/07      23,530            14,882,725
UNIFI Communications, Inc., Sr. Notes
NR               14.00       3/01/04
20,200 (d)        18,180,000
USN Communications, Inc., Sr. Notes
Caa1             14.825      8/15/04
9,250 (d)         7,030,000
Winstar Communications, Inc., Conv. Sr. Disc.
Notes,
   Zero Coupon (until 10/15/00)
NR               14.00      10/15/05
5,000             5,150,000

--------------

692,256,960
----------------------------------------------
----------------------------------------------
----------------------------------
Textiles--1.0%
Foamex L.P. Cap. Corp., Sr. Sub. Notes
B3                9.875      6/15/07
16,300            16,707,500
Polysindo Int'l. Finance Co., (Indonesia)
   Gtd. Sec'd. Notes
Ba3               9.375      7/30/07
11,800             8,496,000
   Notes
Ba3              11.375      6/15/06
10,000             8,100,000
Worldtex, Inc., Sr. Notes
B1                9.625     12/15/07
12,300            12,607,500

--------------

45,911,000
----------------------------------------------
----------------------------------------------
----------------------------------
Transportation/Trucking/Shipping--1.9%
Autopistas Del Sol S.A., Sr. Notes (Argentina)
NR               10.25       8/01/09
10,000             9,200,000
Espirito Santo Centrais Electric, Sr. Notes
   (Luxembourg)
B1               10.00       7/15/07
20,500            18,245,000
Kitty Hawk, Inc., Sr. Sec'd. Notes
B1                9.95      11/15/04
20,275            20,781,875
MRS Logistica S.A., Sr. Notes (Brazil)
B(a)             10.625      8/15/05
12,500            11,250,000
Stena AB, Sr. Notes (Sweden)
Ba2               8.75       6/15/07
10,000            10,100,000
TFM S.A. De CV, Sr. Disc. Deb.,
   Zero Coupon (until 6/1/02) (Mexico)
B2               11.75       6/15/09
18,000            11,340,000
Western Star Trucks Holdings, Ltd., Sr. Notes
   (Canada)
Ba2               8.75       5/01/07
5,000             5,150,000

--------------

86,066,875
----------------------------------------------
----------------------------------------------
----------------------------------
Waste Management--1.4%
Allied Waste Industries, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 6/1/02)
Caa              11.30       6/01/07
34,750            24,411,875
   Sr. Sub. Notes
B3               10.25      12/01/06
28,000            30,730,000
Companhia De Saneamento Basico, Notes (Mexico)
NR               10.00       7/28/05
10,000             8,900,000

--------------

64,041,875

--------------
Total corporate bonds (cost $4,022,598,831)
4,152,852,831

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997
INC.
----------------------------------------------
--------------
----------------------------------------------
--------------

Value
Description                        Shares
(Note 1)
----------------------------------------------
--------------
PREFERRED STOCKS--2.8%
Cablevision Systems Corp.,
   $11.125, PIK                      3,632
$   41,949,600
   $11.125, PIK                     54,527
6,297,813
   $11.75, PIK                     121,128
14,353,648
California Fed. Corp., $9.125     1,822,245
47,833,931
Hyperion Telecommunications,
  $12.875                           51,449
5,199,645
Viasystems, Inc., $8.00            153,000
3,131,260
Von Hoffman Corp., $13.50          160,000
5,000,000

--------------
Total preferred stocks
  (cost $106,334,984)
123,765,897

--------------
----------------------------------------------
--------------
COMMON STOCKS(c)--0.3%
Cellnet Data Systems, Inc.
  (cost $1,080; purchased
  6/25/97)                         216,000 (b)
1,674,000
Coinstar, Inc.                      65,100
618,450
Dr Pepper Bottling Co., Cl. A       72,580
1,487,890
EnviroSource, Inc.                 428,333
1,284,999
Gaylord Container Corp., Cl. A     324,735
1,867,226
Hedstrom Holdings, Inc.            206,223
257,779
Nextel Communications, Inc.        135,299
3,517,774
Pagemart Nationwide, Inc.           71,750
645,750
Peachtree Cable Assn., Ltd.         31,559
299,810
PM Holdings Corp.                    3,679
1,931,475

--------------
Total common stocks
  (cost $8,243,009)
13,585,153

--------------
----------------------------------------------
--------------
COMMON TRUST UNITS(c)--0.7%         Units
PSF Holdings, LLC.,
  (cost $32,569,430;
  purchased 3/8/94)                951,717
(b)(e)     31,406,661

--------------
----------------------------------------------
--------------
WARRANTS(c)--0.3%                   Warrants
American Telecasting, Inc.,
  expiring 8/10/00                  41,000
410
Cellnet Data Systems, Inc.,
  expiring 9/15/07                  44,455 (d)
889,100
Cellular Communications Int'l.,
  Inc., expiring 8/15/03            22,250
445,000
Clearnet Communications, Inc.,
  expiring 9/15/05 (Canada)         66,495
598,455
Comcel, expiring 11/15/03
  (Columbia)                        29,000
2,030,000
Concentric Network Corp.,
  expiring 1/1/49                    7,500 (d)
$            0
Foamex JPS Automotive L.P.,
  expiring 7/1/99                   20,250 (d)
405,000
Gaylord Container Corp.,
  expiring 11/1/02                 417,518
2,400,728
Heartland Wireless
  Communications, Inc., expiring
  12/31/00                          39,000
390
Highwaymaster Communications,
  expiring 1/1/49                    8,300
99,600
Intelcom Group, Inc., expiring
  9/15/05                          127,809
1,853,231
Intermedia Communications of
  Florida, expiring 6/1/00          11,250
1,237,500
International Wireless
  Communications, Inc.,
  expiring 8/15/01                  12,000 (d)
600,000
MGC Communications, Inc.,
  expiring 10/1/04                   8,200 (d)
0
Nextel Communications, Inc.,
  expiring 12/15/98                 14,273
3,854
   expiring 4/25/99
      (cost $0; acquired 4/13/95)    7,000 (b)
21,000
President Riverboat Casinos,
  Inc., expiring 9/30/99            44,150
1,766
Price Communications Cellular
  Corp., expiring 8/1/07            27,520
275
Primus Telecommunications Group,
  expiring 8/1/04                   12,250 (d)
122,500
Star Choice Communications, Inc.,
  expiring 1/1/49 (Canada)         121,590 (d)
1,216
Sterling Chemical Holdings, Inc.,
  expiring 8/15/08                   5,450
163,500
UNIFI Communications, Inc.,
  expiring 3/1/03                   20,200 (d)
404,000
United Int'l. Holdings, Inc.,
  expiring 11/15/99                 44,500
534,000
USN Communications, Inc.,
  expiring 1/1/49                   92,500 (d)
0

--------------
Total warrants (cost $715,009)
11,811,525

--------------
Total long-term investments
  (cost $4,170,461,263)
4,333,422,067

--------------

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD FUND,
December 31, 1997                         INC.
----------------------------------------------
---------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date
(000)            (Note 1)
----------------------------------------------
----------------------------------------------
----------------------------------
SHORT-TERM INVESTMENTS--1.2%
----------------------------------------------
----------------------------------------------
----------------------------------
Commercial Paper
Tyson Foods
6.95%      1/02/98    $ 46,163        $
46,154,088
Whirlpool Financial Corp.
7.25       1/02/98       7,647
7,645,460

--------------
Total short-term investments (cost
$53,799,548)
53,799,548

--------------
----------------------------------------------
----------------------------------------------
----------------------------------
Total Investments--98.2%
   (cost $4,224,260,811; Note 4)
4,387,221,615
Other assets in excess of liabilities--1.8%
81,247,181

--------------
Net Assets--100%
$4,468,468,796

--------------

--------------

---------------
(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the
aggregate cost of such securities is
    $57,472,153. The aggregate value
$59,600,938 is approximately 1.3% of net
    assets.
(c) Non-income producing securities.
(d) Consists of more than one class of
securities traded together as a unit;
generally bonds with attached stock or
warrants.
(e) Fair Valued Security.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
LLC--Limited Liability Company.
L.P.--Limited Partnership.
The Fund's current Prospectus contains a
description of Moody's and Standard &
Poor's ratings.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     13

Statement of Assets and Liabilities
PRUDENTIAL HIGH YIELD FUND, INC.
----------------------------------------------
----------------------------------

Assets
December 31, 1997
Investments, at value (cost
$4,224,260,811)...............................
 ..............................      $
4,387,221,615
Cash..........................................
 ..............................................
 ............               442,109
Interest
receivable....................................
 ..............................................
 ...            77,259,492
Receivable for Fund shares
sold..........................................
 ...............................
13,037,128
Deferred expenses and other
assets........................................
 ..............................
98,744

-----------------
   Total
assets........................................
 ..............................................
 ...         4,478,059,088

-----------------
Liabilities
Payable for Fund shares
reacquired....................................
 ..................................
3,749,494
Due to
Distributor...................................
 ..............................................
 .....             1,928,612
Due to
Manager.......................................
 ..............................................
 .....             1,534,503
Accrued
expenses......................................
 ..............................................
 ....             1,335,940
Dividends
payable.......................................
 ..............................................
 ..             1,041,743

-----------------
   Total
liabilities...................................
 ..............................................
 ...             9,590,292

-----------------
Net
Assets........................................
 ..............................................
 ........      $  4,468,468,796

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par...........................................
 ......................................      $
5,172,932
   Paid-in capital in excess of
par...........................................
 ..........................
4,854,975,571

-----------------

4,860,148,503
   Distribution in excess of net investment
income........................................
 ..............            (1,041,743)
   Accumulated net realized loss on
investments...................................
 ......................          (553,598,768)
   Net unrealized appreciation on
investments...................................
 ........................           162,960,804

-----------------
Net assets, December 31,
1997..........................................
 .................................      $
4,468,468,796

-----------------

-----------------
Class A:
   Net asset value and redemption price per
share
      ($1,730,473,248 / 200,080,467 shares of
common stock issued and
outstanding)......................
$8.65
   Maximum sales charge (4.00% of offering
price)........................................
 ...............                   .36

-----

   Maximum offering price to
public........................................
 .............................
$9.01

-----

-----
Class B:
   Net asset value, offering price and
redemption price per share
      ($2,640,490,863 / 305,928,089 shares of
common stock issued and
outstanding)......................
$8.63

-----

-----
Class C:
   Net asset value, offering price and
redemption price per share
      ($55,879,347 / 6,473,965 shares of
common stock issued and
outstanding)...........................
$8.63

-----

-----
Class Z:
   Net asset value, offering price and
redemption price per share
      ($41,625,338 / 4,810,657 shares of
common stock issued and
outstanding)...........................
$8.65

-----

-----

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Operations
----------------------------------------------
--------------

Year Ended
Net Investment Income
December 31, 1997
Income
   Interest..............................
$ 393,792,092
   Dividends.............................
5,652,438
                                            --
---------------
      Total Income.......................
399,444,530
                                            --
---------------
Expenses
   Distribution fee--Class A.............
2,453,219
   Distribution fee--Class B.............
19,418,413
   Distribution fee--Class C.............
337,741
   Management Fee........................
17,569,047
   Transfer agent's fees and expenses....
4,538,000
   Custodian's fees and expenses.........
354,000
   Reports to shareholders...............
248,000
   Registration fees.....................
167,000
   Insurance expense.....................
72,000
   Audit fee.............................
48,000
   Legal fees and expenses...............
42,000
   Directors' fees and expenses..........
37,000
   Miscellaneous.........................
54,257
                                            --
---------------
      Total expenses.....................
45,338,677
                                            --
---------------
Net investment income....................
354,105,853
                                            --
---------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on investment
   transactions..........................
146,274,171
Net change in unrealized appreciation of
   investments...........................
7,321,433
                                            --
---------------
Net gain on investments..................
153,595,604
                                            --
---------------
Net Increase in Net Assets
Resulting from Operations................
$ 507,701,457
                                            --
---------------
                                            --
---------------


PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Changes in Net Assets
----------------------------------------------
--------------

Increase (Decrease)                    Year
Ended December 31,
in Net Assets                          1997
1996
Operations
   Net investment income.......   $
354,105,853     $   360,853,565
   Net realized gain on
      investment
      transactions.............
146,274,171          33,923,042
   Net change in unrealized
      appreciation of
      investments..............
7,321,433          75,350,872
                                 -------------
---    ----------------
   Net increase in net assets
      resulting from
      operations...............
507,701,457         470,127,479
                                 -------------
---    ----------------
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A..................
(139,641,643)       (127,419,210)
      Class B..................
(207,750,363)       (228,744,279)
      Class C..................
(3,608,339)         (2,463,825)
      Class Z..................
(3,105,508)         (2,226,251)
                                 -------------
---    ----------------

(354,105,853)       (360,853,565)
                                 -------------
---    ----------------
   Dividends in excess of net
      investment income
      Class A..................
(8,405,450)         (3,542,829)
      Class B..................
(12,505,119)         (6,360,123)
      Class C..................
(217,197)            (68,506)
      Class Z..................
(186,930)            (61,900)
                                 -------------
---    ----------------

(21,314,696)        (10,033,358)
                                 -------------
---    ----------------
Fund share transactions (Net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold.....................
2,751,808,904       2,157,396,910
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions............
185,528,878         181,172,994
   Cost of shares reacquired...
(2,836,907,445)     (2,293,331,143)
                                 -------------
---    ----------------
   Net increase in net assets
      from Fund share
      transactions.............
100,430,337          45,238,761
                                 -------------
---    ----------------
Total increase.................
232,711,245         144,479,317
Net Assets
Beginning of year..............
4,235,757,551       4,091,278,234
                                 -------------
---    ----------------
End of year....................   $
4,468,468,796     $ 4,235,757,551
                                 -------------
---    ----------------
                                 -------------
---    ----------------

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     15

Notes to Financial Statements
PRUDENTIAL HIGH YIELD FUND, INC.
----------------------------------------------
----------------------------------
Prudential High Yield Fund, Inc. (the 'Fund')
is registered under the Investment
Company Act of 1940 as a diversified, open-end
management investment company.
The primary investment objective of the Fund
is to maximize current income
through investment in a diversified portfolio
of high yield fixed-income
securities which, in the opinion of the Fund's
investment adviser, do not
subject the Fund to unreasonable risks. As a
secondary investment objective, the
Fund will seek capital appreciation but only
when consistent with its primary
objective. Lower rated or unrated (i.e., high
yield) securities are more likely
to react to developments affecting market risk
(general market liquidity) and
credit risk (an issuer's inability to meet
principal and interest payments on
its obligations) than are more highly rated
securities, which react primarily to
movements in the general level of interest
rates. The ability of issuers of debt
securities held by the Fund to meet their
obligations may be affected by
economic developments in a specific industry
or region.
----------------------------------------------
--------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents.
Any security for which the primary
market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest and, to the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at December 31, 1997 are currently under contract to be registered. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes original issue discounts as adjustments to interest income. Income from payment-in-kind bonds is recorded daily based on an effective interest method. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount and wash sales.

Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance
with AICPA Statement of Position
93-2: Determination, Disclosure, and Financial
Statement Presentation of Income,
Capital Gain, and Return of Capital
Distributions by Investment Companies. The
effect of applying this statement was to
decrease distributions in excess of net
investment income by $21,307,352, increase
accumulated net realized loss on
investments by $10,419,056 and
----------------------------------------------
----------------------------------
                                       16

Notes to Financial Statements
PRUDENTIAL HIGH YIELD FUND, INC.
----------------------------------------------
----------------------------------
decrease paid in capital in excess of par by
$10,888,296. This was primarily
resulting from: (i) sales of securities
purchased with market discounts and,
(ii) an overdistribution of taxable income for
the year ended December 31, 1997.
Net investment income, net realized gains and
net assets were not affected by
this change.
----------------------------------------------
--------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement PIMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund.
PIFM pays for the cost of the
subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $250 million,
 .475 of 1% of the next $500 million, .45 of 1% of the next $750 million, .425 of 1% of the next $500 million, .40 of 1% of the next $500 million, .375 of 1% of the next $500 million and .35 of 1% of the Fund's average daily net assets in excess of $3 billion.

The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI'), which acts as the distributor of the Class A, B, C and Z shares of the
Fund. The Fund compensates PSI for
distributing and servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the
Fund compensates PSI with respect to
Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .15 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended
December 31, 1997.

PSI has advised the Fund that it has received approximately $1,239,500 in front-end sales charges resulting from sales of Class A shares during the year ended December 31, 1997. From these fees, PSI paid such sales charges to Pruco
Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the year ended December 31, 1997, it received approximately $4,064,800 and $32,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PSI, PIFM and PIC are indirect, wholly owned subsidiaries of The Prudential
Insurance Company of America.

The Fund, along with other affiliated
registered investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve an alternative source of funding for
capital share redemptions. The
Fund has not borrowed any amounts pursuant to
the Agreement during the year
ended December 31, 1997. The Funds pay a
commitment fee at an annual rate of
 .0555 of 1% on the unused portion of the
credit facility. The commitment fee is
accrued and paid quarterly on a pro-rata basis
by the Funds. The Agreement
expired on December 30, 1997 and has been
extended through December 29, 1998
under the same terms.
----------------------------------------------
--------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC, ('PMFS'),
a wholly owned subsidiary of
PIFM, serves as the Fund's transfer agent and
during the year ended December 31,
1997, the Fund incurred fees of approximately
$3,538,000 for the services of
PMFS. As of December 31, 1997, $294,500 of
such fees were due to PMFS. Transfer
agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to non-affiliates.
----------------------------------------------
--------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1997 were $4,675,272,951 and $4,532,020,344, respectively.

The federal income tax basis of the Fund's investments, including short-term investments, as of December 31, 1997 was $4,224,833,888; accordingly, net unrealized appreciation for federal income tax purposes was $162,387,727 (gross unrealized appreciation--$205,405,586; gross unrealized depreciation--$43,017,859).

For federal income tax purposes, the Fund has
a capital loss carryforward as of
December 31, 1997 of approximately
$553,025,700 of which $202,439,400 expires in
1998, $77,895,200 expires in 1999,
$110,441,500 expires in 2000
----------------------------------------------
----------------------------------
                                       17

Notes to Financial Statements
PRUDENTIAL HIGH YIELD FUND, INC.
----------------------------------------------
----------------------------------
and $162,249,600 expires in 2003. Such
carryforward is after utilization of
approximately $120,901,200 of net taxable
gains realized and recognized during
the year ended December 31, 1997. Accordingly,
no capital gains distribution is
expected to be paid to shareholders until net
gains have been realized in excess
of the aggregate of such amounts.
----------------------------------------------
--------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 4.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class
C shares are sold with a
contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has 3 billion shares of $.01 par value common stock authorized; equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

Transactions in shares of common stock were as follows:

Class A                             Shares
Amount
------------------------------   ------------
---------------
Year ended December 31, 1997:
Shares sold...................    193,384,884
$ 1,647,640,589
Shares issued in reinvestment
  of dividends and
  distributions...............      9,414,309
80,204,534
Shares reacquired.............   (210,193,785)
(1,791,846,142)
                                 ------------
---------------
Net decrease in shares
  outstanding before
  conversions.................     (7,394,592)
(64,001,019)
Shares issued upon conversion
  from Class B................     20,996,980
178,917,604
                                 ------------
---------------
Net increase in shares
  outstanding.................     13,602,388
$   114,916,585
                                 ------------
---------------
                                 ------------
---------------
Year ended December 31, 1996:
Shares sold...................    131,810,870
$ 1,086,630,794
Shares issued in reinvestment
  of dividends and
  distributions...............      8,520,554
69,971,317
Shares reacquired.............   (156,945,056)
(1,293,344,935)
                                 ------------
---------------
Net decrease in shares
  outstanding before
  conversions.................    (16,613,632)
(136,742,824)
Shares issued upon conversion
  from Class B................     39,887,682
327,279,932
                                 ------------
---------------
Net increase in shares
  outstanding.................     23,274,050
$   190,537,108
                                 ------------
---------------
                                 ------------
---------------
Class B                             Shares
Amount
------------------------------   ------------
---------------
Year ended December 31, 1997:
Shares sold...................    118,393,095
$ 1,004,044,328
Shares issued in reinvestment
  of dividends and
  distributions...............     11,760,615
99,976,935
Shares reacquired.............   (113,114,191)
(959,505,335)
                                 ------------
---------------
Net increase in shares
  outstanding before
  conversion..................     17,039,519
144,515,928
Shares reacquired upon
  conversion into Class A.....    (21,040,398)
(178,917,604)
                                 ------------
---------------
Net decrease in shares
  outstanding.................     (4,000,879)
$   (34,401,676)
                                 ------------
---------------
                                 ------------
---------------
Year ended December 31, 1996:
Shares sold...................    115,557,562
$   947,645,600
Shares issued in reinvestment
  of dividends and
  distributions...............     13,114,875
107,516,476
Shares reacquired.............   (112,666,220)
(923,331,159)
                                 ------------
---------------
Net increase in shares
  outstanding before
  conversion..................     16,006,217
131,830,917
Shares reacquired upon
  conversion into Class A.....    (39,936,363)
(327,279,932)
                                 ------------
---------------
Net decrease in shares
  outstanding.................    (23,930,146)
$  (195,449,015)
                                 ------------
---------------
                                 ------------
---------------
Class C
------------------------------
Year ended December 31, 1997:
Shares sold...................      5,931,868
$    50,289,762
Shares issued in reinvestment
  of dividends and
  distributions...............        257,238
2,191,113
Shares reacquired.............     (4,892,651)
(41,327,251)
                                 ------------
---------------
Net increase in shares
  outstanding.................      1,296,455
$    11,153,624
                                 ------------
---------------
                                 ------------
---------------
Year ended December 31, 1996:
Shares sold...................      8,109,246
$    66,598,614
Shares issued in reinvestment
  of dividends and
  distributions...............        178,716
1,465,941
Shares reacquired.............     (6,047,207)
(49,472,410)
                                 ------------
---------------
Net increase in shares
  outstanding.................      2,240,755
$    18,592,145
                                 ------------
---------------
                                 ------------
---------------
Class Z
------------------------------
Year ended December 31, 1997:
Shares sold...................      5,863,890
$    49,834,225
Shares issued in reinvestment
  of dividends and
  distributions...............        370,225
3,156,296
Shares reacquired.............     (5,206,103)
(44,228,717)
                                 ------------
---------------
Net increase in shares
  outstanding.................      1,028,012
$     8,761,804
                                 ------------
---------------
                                 ------------
---------------
March 1, 1996(a) through
  December 31, 1996:
Shares sold...................      6,826,290
$    56,521,902
Shares issued in reinvestment
  of dividends and
  distributions...............        270,685
2,219,260
Shares reacquired.............     (3,314,330)
(27,182,639)
                                 ------------
---------------
Net increase in shares
  outstanding.................      3,782,645
$    31,558,523
                                 ------------
---------------
                                 ------------
---------------

---------------
(a) Commencement of offering of Class Z
shares.
----------------------------------------------
----------------------------------
                                       18

Financial Highlights
PRUDENTIAL HIGH YIELD FUND, INC.
----------------------------------------------
----------------------------------

Class A

----------------------------------------------
--------------------

Year Ended December 31,

----------------------------------------------
--------------------

1997           1996           1995
1994         1993

----------     ----------     ----------     -
-------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...............    $     8.39     $
8.19     $     7.68     $   8.70     $   8.19

----------     ----------     ----------     -
-------     --------
Income from investment operations
Net investment
income............................
 .73            .75            .81          .80
 .84
Net realized and unrealized gain (loss) on

investments...................................
 .30            .22            .53
(1.00)         .52

----------     ----------     ----------     -
-------     --------
   Total from investment
operations..............          1.03
 .97           1.34         (.20)        1.36

----------     ----------     ----------     -
-------     --------
Less distributions
Dividends from net investment
income.............          (.73)
(.75)          (.81)        (.80)        (.84)
Distributions in excess of net investment

income........................................
(.04)          (.02)          (.02)
(.02)        (.01)

----------     ----------     ----------     -
-------     --------
   Total
distributions...........................
(.77)          (.77)          (.83)
(.82)        (.85)

----------     ----------     ----------     -
-------     --------
Net asset value, end of
year.....................    $     8.65     $
8.39     $     8.19     $   7.68     $   8.70

----------     ----------     ----------     -
-------     --------

----------     ----------     ----------     -
-------     --------
TOTAL
RETURN(a)..................................
12.81%         12.60%         18.17%
(2.35)%      17.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)....................    $1,730,473
$1,564,429     $1,336,354     $161,435
$171,364
Average net assets
(000).........................    $1,635,480
$1,385,143     $1,056,555     $165,517
$149,190
Ratios to average net assets:
   Expenses, including distribution
fees.........           .69%           .72%
 .75%         .78%         .76%
   Expenses, excluding distribution
fees.........           .54%           .57%
 .60%         .63%         .61%
   Net investment
income.........................          8.59%
9.20%         10.13%        9.86%        9.93%
For Classes A, B, C and Z shares:
Portfolio turnover
rate..........................           113%
89%            78%          74%          85%

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     19

Financial Highlights
PRUDENTIAL HIGH YIELD FUND, INC.
----------------------------------------------
----------------------------------

Class B

----------------------------------------------
------------------------

Year Ended December 31,

----------------------------------------------
------------------------

1997           1996           1995
1994           1993

----------     ----------     ----------     -
---------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...............    $     8.38     $
8.18     $     7.67     $     8.69     $
8.19

----------     ----------     ----------     -
---------     ----------
Income from investment operations
Net investment
income............................
 .68            .71            .76
 .76            .79
Net realized and unrealized gain (loss) on

investments...................................
 .29            .22            .53
(1.00)           .51

----------     ----------     ----------     -
---------     ----------
   Total from investment
operations..............           .97
 .93           1.29           (.24)
1.30

----------     ----------     ----------     -
---------     ----------
Less distributions
Dividends from net investment
income.............          (.68)
(.71)          (.76)          (.76)
(.79)
Distributions in excess of net investment

income........................................
(.04)          (.02)          (.02)
(.02)          (.01)

----------     ----------     ----------     -
---------     ----------
   Total
distributions...........................
(.72)          (.73)          (.78)
(.78)          (.80)

----------     ----------     ----------     -
---------     ----------
Net asset value, end of
year.....................    $     8.63     $
8.38     $     8.18     $     7.67     $
8.69

----------     ----------     ----------     -
---------     ----------

----------     ----------     ----------     -
---------     ----------
TOTAL
RETURN(a)..................................
12.07%         11.97%         17.49%
(2.92)%        16.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)....................    $2,640,491
$2,596,207     $2,730,903     $3,311,323
$3,745,985
Average net assets
(000).........................    $2,589,122
$2,652,883     $2,725,385     $3,566,709
$3,389,439
Ratios to average net assets:
   Expenses, including distribution
fees.........          1.29%          1.32%
1.35%          1.38%          1.36%
   Expenses, excluding distribution
fees.........           .54%           .57%
 .60%           .63%           .61%
   Net investment
income.........................          7.99%
8.62%          9.56%          9.28%
9.35%

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     20

Financial Highlights
PRUDENTIAL HIGH YIELD FUND, INC.
----------------------------------------------
----------------------------------

Class C                            Class Z

----------------------------------------------
--     ------------

August 1,

1994(c)

Year Ended December 31,           Through
Year Ended

-------------------------------     December
31,     December 31,

1997        1996        1995           1994
1997

-------     -------     -------     ----------
--     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.............    $  8.38     $  8.18
$  7.67        $ 8.05          $   8.39

-------     -------     -------         -----
------
Income from investment operations
Net investment
income............................        .68
 .71         .76           .32
 .74
Net realized and unrealized gain (loss) on

investments...................................
 .29         .22         .53          (.37)
 .30

-------     -------     -------         -----
------
   Total from investment
operations..............        .97
 .93        1.29          (.05)
1.04

-------     -------     -------         -----
------
Less distributions
Dividends from net investment
income.............       (.68)       (.71)
(.76)         (.32)             (.74)
Distributions in excess of net investment

income........................................
(.04)       (.02)       (.02)         (.01)
(.04)

-------     -------     -------         -----
------
   Total
distributions...........................
(.72)       (.73)       (.78)         (.33)
(.78)

-------     -------     -------         -----
------
Net asset value, end of
period...................    $  8.63     $
8.38     $  8.18        $ 7.67          $
8.65

-------     -------     -------         -----
------

-------     -------     -------         -----
------
TOTAL
RETURN(a)..................................
12.07%      11.97%      17.49%        (0.79)%
12.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..................    $55,879     $43,374
$24,021        $4,860          $ 41,625
Average net assets
(000).........................    $45,032
$28,647     $12,063        $2,840          $
35,808
Ratios to average net assets:
   Expenses, including distribution
fees.........       1.29%       1.32%
1.35%         1.48%(b)           .54%
   Expenses, excluding distribution
fees.........        .54%        .57%
 .60%          .73%(b)           .54%
   Net investment
income.........................       7.99%
8.60%       9.49%         9.80%(b)
8.74%


March 1, 1996(d)

Through

December 31,

1996

--------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.............        $   8.34

------
Income from investment operations
Net investment
income............................
 .63
Net realized and unrealized gain (loss) on

investments...................................
 .07

------
   Total from investment
operations..............             .70

------
Less distributions
Dividends from net investment
income.............            (.63)
Distributions in excess of net investment

income........................................
(.02)

------
   Total
distributions...........................
(.65)

------
Net asset value, end of
period...................        $   8.39

------

------
TOTAL
RETURN(a)..................................
8.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..................        $ 31,748
Average net assets
(000).........................        $ 28,978
Ratios to average net assets:
   Expenses, including distribution
fees.........             .57%(b)
   Expenses, excluding distribution
fees.........             .57%(b)
   Net investment
income.........................
9.31%(b)

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     21

Report of Independent Accountants
PRUDENTIAL HIGH YIELD FUND, INC.
----------------------------------------------
----------------------------------
To the Board of Directors and Shareholders of Prudential High Yield Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential High Yield Fund, Inc.
(the 'Fund') at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights
(hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit includes examining, on a
test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 13, 1998


Federal Tax Information
PRUDENTIAL HIGH YIELD FUND, INC.
----------------------------------------------
----------------------------------
During the fiscal year ended December 31,
1997, the Fund paid ordinary income
dividends per share totalling $0.77, $0.72,
$0.72 and $0.78 for Class A, B, C
and Z shares, respectively. Accordingly, we
wish to advise you that 1.55% of the
dividends paid qualified for the corporate
dividend received deduction available
to corporate taxpayers.
----------------------------------------------
----------------------------------
                                       22

Comparing A $10,000 Investment.

Prudential High Yield Fund, Inc. vs.
the Lehman High Yield Bond Index.

// // // // Prudential High Yield Fund, Inc.
         -- Lehman High Yield Bond Index

                       Class A
Average Annual Total
                       (CHART)
Returns - Class A

With Sales Load

11.27% Since Inception

10.55% for 5 Years

8.30% for 1 Year


Without Sales Load

11.85% Since Inception

11.45% for 5 Years

12.81% for 1 Year

                       Class B
Average Annual Total
                       (CHART)
Returns - Class B

With Sales Load

10.38% Since Inception

9.88% for 10 Years

10.64% for 5 Years

7.07% for 1 Year


Without Sales Load

10.38% Since Inception

9.88% for 10 Years

10.78% for 5 Years

12.07% for 1 Year

                       Class C
Average Annual Total
                       (CHART)
Returns - Class C

With Sales Load

11.77% Since Inception

11.07% for 1 Year


Without Sales Load

11.77% Since Inception

12.07% for 1 Year

                      Class Z
Average Annual Total
                      (CHART)
Returns - Class Z

With Sales Load

11.88% Since Inception

12.96% for 1 Year

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on top of the graphs are
designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in
accordance with SEC regulations. They
compare a $10,000 investment in the Prudential
High Yield Fund, Inc. (Class A,
Class B, Class C and Class Z) with a similar investment in the Lehman High
Yield Bond Index by portraying the initial account values at the commencement of operations of Class A, Class C and Class Z shares and for 10 years for the Class B shares, and subsequent account values at the end of this reporting period (December 31, 1996), as measured on a quarterly basis, beginning in
1990 for Class A shares, in 1986 for Class B shares, in 1994 for Class C shares and in 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December 31, 1996; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to
Class A shares, on a quarterly basis,
beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. Class Z shares do not have a sales charge or a distribution fee. Since Class Z shares have been in existence less than one year, no average annual total returns are shown.
The graphs and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees.

The Lehman High Yield Bond Index is a weighted index comprised of corporate securities with one or more years remaining to maturity that are publicly issued, rated below investment grade and have $50 million or more outstanding.
The High Yield Bond Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the High Yield Bond Index may differ substantially from the securities in the Fund.
The High Yield Bond Index is not the only index that may be used to characterize performance of bond funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenues of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435F106          MF110E
74435F205          Cat. #440262A
74435F304
74435F403